ACCRUED AND OTHER CURRENT LIABILITIES	3 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
ACCRUED AND OTHER CURRENT LIABILITIES

Note 17. ACCRUED AND OTHER CURRENT LIABILITIES

Accrued and other current liabilities consisted of the following as of March 31, 2024 and December 31, 2023:

	2024	2023
Accrued payroll	$9,124	$326,515
Credit cards	270,805	240,989
Warranty reserve	140,000	140,000
Sales tax payable	34,921	43,891
Other	349,556	374,100
Accrued and other current liabilities	$804,405	$1,125,495

Accrued liabilities and other current liabilities assumed in Merger

Accrued tax payable	$45,008	$-
Other current liabilities assumed in Merger	250,000	-
Accrued liabilities and other current liabilities assumed in Merger	$295,008	$-